TRADE RECEIVABLES, NET	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
TRADE RECEIVABLES, NET

NOTE 3. TRADE RECEIVABLES, NET

Trade receivables, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Trade receivables	31,243,182	43,037,307
Less: allowance for credit loss	(6,317,000)	(8,790,000)
	24,926,182	34,247,307

The Group recorded a reversal of provision for allowance for credit loss of trade receivables of HK$3,058,000 for the year ended September 30, 2024. The Group recorded provision for allowance for credit loss of trade receivables of HK$2,473,000 for the year ended September 30, 2025.

Movement of provision for allowance for credit loss of trade receivables is as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Balance at beginning of the year	8,347,208	6,317,000
Retrospective adjustment upon adoption of ASC 326	1,027,792	—
(Reversal of provision) Provision for the year	(3,058,000)	2,473,000
Balance at end of the year	6,317,000	8,790,000

The reversal of HK$3,058,000 recognized for the year ended September 30, 2024 mainly resulted from the subsequent collection of amounts previously provided for and the improvement in the ageing profile of trade receivables. The provision of HK$2,473,000 recognized for the year ended September 30, 2025 reflected the increase in trade receivable balances and the deterioration in the macroeconomic environment during the year.